Schedule of contributed surplus (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Share Capital
Balance, beginning of period	$ 26,502	$ 28,009	$ 28,009
Settlement of RSUs	(37)
Share-based compensation	222	$ 33	273
RSU and options surrenders	(1,605)		(1,780)
Balance, end of period	$ 25,082		$ 26,502